Short-Term Bank Loans - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($) Bank	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Short-term Debt [Line Items]
Interest expense	$ 105,000	$ 0	$ 0
Number of banks | Bank	2
Line of credit	$ 95,000,000
Securities Loan	25,000,000
Pledged deposit	25,000,000
Loans payable	$ 25,000,000
Minimum
Short-term Debt [Line Items]
Interest rate	0.953%
Maximum
Short-term Debt [Line Items]
Interest rate	1.51%